Derivatives and fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Derivative [Line Items]
Derivative duration	15 years
Bank's option exercise date	Mar. 31, 2016
Derivative assets gross	$ 5,962		$ 61
Derivative liabilities gross	$ 3,428		$ 900
Fuel pricing contracts metric tons	7,027,629	1,446,640